Leases (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	$ 713
Additions and contact modifications	34
Payment	(63)
Interest	16
Translation adjustment	36
Lease liabilities, ending	699
Transfer to held for sale	(37)
Current liabilities	14,469	$ 13,090
Non-current liabilities	35,405	32,534
Lease liabilities	699	713
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities	175	147
Non-current liabilities	524	$ 566
Ports [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	54
Additions and contact modifications
Payment	(10)
Interest	1
Translation adjustment	4
Lease liabilities, ending	49
Vessels [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	356
Additions and contact modifications	21
Payment	(31)
Interest	6
Translation adjustment
Lease liabilities, ending	352
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	126
Additions and contact modifications	(14)
Payment	(3)
Interest	3
Translation adjustment	17
Lease liabilities, ending	129
Properties [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	107
Additions and contact modifications	24
Payment	(11)
Interest	2
Translation adjustment	13
Lease liabilities, ending	98
Transfer to held for sale	(37)
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	43
Additions and contact modifications
Payment	(2)
Interest	2
Translation adjustment	1
Lease liabilities, ending	44
Unallocated items [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	27
Additions and contact modifications	3
Payment	(6)
Interest	2
Translation adjustment	1
Lease liabilities, ending	$ 27